Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer
Protection
Act and Item 402(v) of Regulation
S-K,
we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEO 1” and “PEO 2” and, together, the “PEOs”) and non-PEO
NEOs and Company performance for the fiscal years listed below. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and
Analysis
” beginning on page 48.
Pay Versus Performance (“PVP”) Table

Year	Summary Compensation Table Total for PEO 1 (1)	Summary Compensation Table Total for PEO 2 (1)	Compensation Actually Paid to PEO 1 (1) (2) (3)	Compensation Actually Paid to PEO 2 (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3)	Value of Initial Fixed $100 Investment based on TSR (4)	Peer Group TSR (5)	Net Income (6) (7)	Free Cash Flow (7) (8)
	($)	($)	($)	($)	($)	($)	($)	($)	($ millions)	($ millions)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	9,843,710	15,930,409	(4,915,598)	17,793,731	14,262,640	17,504,759	77.34	141.08	55	2,423

2022	14,771,270	—	14,343,391	—	14,937,678	13,714,272	75.78	141.10	2,079	2,547

2021	14,779,570	—	13,637,943	—	10,468,732	5,996,167	88.40	130.85	(1,269)	2,560

2020	5,472,905	—	6,397,981	—	13,208,230	13,982,122	119.67	104.70	(670)	989

(1)
The dollar amounts reported in column “Summary Compensation Table Total for PEO 1” are the amounts of total compensation reported for Michael Goettler (who served as our CEO until April 1, 2023) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation
Table on page 64. The

doll
ar amount re
ported in column “Summary Compensation Table Total for PEO 2” is the amount of total compensation reported for Scott A. Smith (who has served as our CEO since April 1, 2023) for 2023 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column “Average Summary Compensation Table Total for non-PEO
NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts for the years 2020-2022 are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury, and for 2023 are Sanjeev Narula, Rajiv Malik, Anthony Mauro, Brian Roman, and Robert J. Coury.

(2)
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation
S-K
(“Compensation Actually Paid”) and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
In accordance with the requirements of Item 402(v) of Regulation
S-K,
adjustments were made to total compensation for each year to determine the compensation actually paid as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEOs and Average
non-PEO
NEOs SCT Total to CAP
Reconciliation
:

	Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards for PEO 1 (a)	Equity Award Adjustments for PEO 1 (b)	Compensation Actually Paid to PEO 1

Year	($)	($)	($)	($)

2023	9,843,710	—	(14,759,308)	(4,915,598)

	Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards for PEO 2 (a)	Equity Award Adjustments for PEO 2 (b)	Compensation Actually Paid to PEO 2

Year	($)	($)	($)	($)

2023	15,930,409	(11,200,008)	13,063,330	17,793,731

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs (a)	Average Equity Award Adjustments for Non-PEO NEOs (b)	Average Compensation Actually Paid to Non-PEO NEOs

Year	($)	($)	($)	($)

2023	14,262,640	(5,648,014)	8,890,133	17,504,759

(a)	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 64.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEOs and Average
non-PEO
NEOs Equity Component of CAP:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1	Total - Equity Award Adjustments for PEO 1

Year	($)	($)	($)	($)	($)	($)	($)

2023	—	—	—	9,011	(14,768,319)	—	(14,759,308)

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2	Total - Equity Award Adjustments for PEO 2

Year	($)	($)	($)	($)	($)	($)	($)

2023	13,063,330	—	—	—	—	—	13,063,330

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Average Total - Equity Award Adjustments for Non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)	($)

2023	3,377,336	177,013	2,265,507	3,070,277	—	—	8,890,133

(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference
between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The historical share price data has been revised to reflect updated source information. The revisions are not significant to previously reported amounts.

(5)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business
index we utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Form
10-K.
Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock and in the Dow Jones U.S. Pharmaceuticals Index, in each case for the period starting November 16, 2020 (with the reinvestment of all dividends) through the end of the listed year. The historical TSR data has been revised to reflect updated source information. The revisions are not significant to previously reported amounts. Historical stock performance is not necessarily indicative of future stock performance.

(6)	The dollar amounts reported represent the amount of net earnings (loss) reflected in the Company’s audited financial statements for the applicable year.
(7)
In accordance with Accounting Standards Codification 805, Business Combinations, Mylan is considered the accounting acquirer of the Upjohn business and all historical financial information of the Company prior to November 16, 2020 represents Mylan’s historical results and the Company’s thereafter.

(8)
We determined Free Cash Flow (as reported) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and non-PEO
NEOs in 2023. Free Cash Flow (as reported) refers to U.S. GAAP net cash provided by operating activities less capital expenditures. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote	The dollar amounts reported in column “Average Summary Compensation Table Total for non-PEO
	NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts for the years 2020-2022 are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury, and for 2023 are Sanjeev Narula, Rajiv Malik, Anthony Mauro, Brian Roman, and Robert J. Coury.
Peer Group Issuers, Footnote
(5)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business
index we utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in the Form
10-K.
Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock and in the Dow Jones U.S. Pharmaceuticals Index, in each case for the period starting November 16, 2020 (with the reinvestment of all dividends) through the end of the listed year. The historical TSR data has been revised to reflect updated source information. The revisions are not significant to previously reported amounts. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
PEOs and Average
non-PEO
NEOs SCT Total to CAP
Reconciliation
:

	Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards for PEO 1 (a)	Equity Award Adjustments for PEO 1 (b)	Compensation Actually Paid to PEO 1

Year	($)	($)	($)	($)

2023	9,843,710	—	(14,759,308)	(4,915,598)

	Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards for PEO 2 (a)	Equity Award Adjustments for PEO 2 (b)	Compensation Actually Paid to PEO 2

Year	($)	($)	($)	($)

2023	15,930,409	(11,200,008)	13,063,330	17,793,731

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs (a)	Average Equity Award Adjustments for Non-PEO NEOs (b)	Average Compensation Actually Paid to Non-PEO NEOs

Year	($)	($)	($)	($)

2023	14,262,640	(5,648,014)	8,890,133	17,504,759

(a)	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 64.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEOs and Average
non-PEO
NEOs Equity Component of CAP:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1	Total - Equity Award Adjustments for PEO 1

Year	($)	($)	($)	($)	($)	($)	($)

2023	—	—	—	9,011	(14,768,319)	—	(14,759,308)

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2	Total - Equity Award Adjustments for PEO 2

Year	($)	($)	($)	($)	($)	($)	($)

2023	13,063,330	—	—	—	—	—	13,063,330

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Average Total - Equity Award Adjustments for Non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)	($)

2023	3,377,336	177,013	2,265,507	3,070,277	—	—	8,890,133

Non-PEO NEO Average Total Compensation Amount	$ 14,262,640	$ 14,937,678	$ 10,468,732	$ 13,208,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 17,504,759	13,714,272	5,996,167	13,982,122
Adjustment to Non-PEO NEO Compensation Footnote
PEOs and Average
non-PEO
NEOs SCT Total to CAP
Reconciliation
:

	Summary Compensation Table Total for PEO 1	Reported Value of Equity Awards for PEO 1 (a)	Equity Award Adjustments for PEO 1 (b)	Compensation Actually Paid to PEO 1

Year	($)	($)	($)	($)

2023	9,843,710	—	(14,759,308)	(4,915,598)

	Summary Compensation Table Total for PEO 2	Reported Value of Equity Awards for PEO 2 (a)	Equity Award Adjustments for PEO 2 (b)	Compensation Actually Paid to PEO 2

Year	($)	($)	($)	($)

2023	15,930,409	(11,200,008)	13,063,330	17,793,731

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards for Non-PEO NEOs (a)	Average Equity Award Adjustments for Non-PEO NEOs (b)	Average Compensation Actually Paid to Non-PEO NEOs

Year	($)	($)	($)	($)

2023	14,262,640	(5,648,014)	8,890,133	17,504,759

(a)	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 64.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEOs and Average
non-PEO
NEOs Equity Component of CAP:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 1	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 1	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 1	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 1	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 1	Total - Equity Award Adjustments for PEO 1

Year	($)	($)	($)	($)	($)	($)	($)

2023	—	—	—	9,011	(14,768,319)	—	(14,759,308)

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2	Total - Equity Award Adjustments for PEO 2

Year	($)	($)	($)	($)	($)	($)	($)

2023	13,063,330	—	—	—	—	—	13,063,330

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Average Total - Equity Award Adjustments for Non-PEO NEOs

Year	($)	($)	($)	($)	($)	($)	($)

2023	3,377,336	177,013	2,265,507	3,070,277	—	—	8,890,133

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and
Non-PEO
NEOs Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO
NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

*	$100 invested on November 16, 2020 in Company stock and in the Peer Group including reinvestment of dividends.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and
Non-PEO
NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO
NEOs, and our Net Earnings (Loss) during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEOs and
Non-PEO
NEOs Compensation Actually Paid and Free Cash Flow (as reported)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non
-PEO
NEOs, and our Free Cash Flow (as reported) during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEOs and
Non-PEO
NEOs Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO
NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

*	$100 invested on November 16, 2020 in Company stock and in the Peer Group including reinvestment of dividends.

Tabular List, Table
List of Most Important Financial Performance Measures
The following presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2023 to Company performance. The measures are not ranked.

Most Important Performance Measures

Adjusted EBITDA (as reported)*

Free Cash Flow (as reported)*

Relative TSR

*	See Appendix B of this Proxy Statement for reconciliations of 2023 Adjusted EBITDA (as reported) and Free Cash Flow (as reported) to our audited financial statements.

Total Shareholder Return Amount	$ 77.34	75.78	88.4	119.67
Peer Group Total Shareholder Return Amount	141.08	141.1	130.85	104.7
Net Income (Loss)	$ 55,000,000	$ 2,079,000,000	$ (1,269,000,000)	$ (670,000,000)
Company Selected Measure Amount	2,423,000,000	2,547,000,000	2,560,000,000	989,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Michael Goettler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,843,710	$ 14,771,270	$ 14,779,570	$ 5,472,905
PEO Actually Paid Compensation Amount	$ (4,915,598)	$ 14,343,391	$ 13,637,943	$ 6,397,981
PEO Name	Michael Goettler
Scott A [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,930,409
PEO Actually Paid Compensation Amount	$ 17,793,731
PEO Name	Scott A
PEO | Michael Goettler [Member] | Equity Award Adjustments for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,759,308)
PEO | Michael Goettler [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,011
PEO | Michael Goettler [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,768,319)
PEO | Scott A [Member] | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,200,008)
PEO | Scott A [Member] | Equity Award Adjustments for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,063,330
PEO | Scott A [Member] | YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,063,330
Non-PEO NEO | Reported Value of Equity Awards for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,648,014)
Non-PEO NEO | Equity Award Adjustments for PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,890,133
Non-PEO NEO | Average YearEnd Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for NonPEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,377,336
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for NonPEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,013
Non-PEO NEO | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265,507
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,070,277